GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 8 – GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the year ended December 31, 2020 and six months ended June 30, 2021 by company are as follows:

	Ecessa	IVDesk	Total
January 1, 2020	$—	$—	$—

Acquisition	1,341,000	745,000	2,086,000

December 31, 2020	$1,341,000	$745,000	$2,086,000
June 30, 2021	$1,341,000	$745,000	$2,086,000

Gross goodwill	1,341,000	745,000	2,086,000
Accumulated impairment loss	—	—	—
Balance at June 30, 2021	$1,341,000	$745,000	$2,086,000

The Company’s identifiable intangible assets with finite lives are being amortized over their estimated useful lives and were as follows:

	June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net
Trade Name/Trademark/Internet Domain Assets	$101,000	$(9,000)	$92,000
Non-compete Agreements	80,000	(29,000)	51,000
Customer Relationships	1,010,000	(123,000)	887,000
Internally Developed Software	1,800,000	(279,000)	1,521,000
	$2,991,000	$(440,000)	$2,551,000

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net
Trade Name/Trademark/Internet Domain Assets	$90,000	$(5,000)	$85,000
Non-compete Agreements	80,000	(16,000)	64,000
Customer Relationships	1,010,000	(34,000)	976,000
Internally Developed Software	1,800,000	(150,000)	1,650,000
	$2,980,000	$(205,000)	$2,775,000

Amortization expense on these identifiable intangible assets was $236,000 and $0 in first six months of 2021 and 2020 respectively. The amortization expense is included in selling, general and administrative expenses. The estimated future amortization expense for identifiable intangible assets during the next five fiscal years is as follows:

Year Ending December 31:
Q2 - Q4 2021	$221,000
2022	442,000
2023	426,000
2024	415,000
2025	381,000
Thereafter	666,000

NOTE 9 – GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the year ended December 31, 2020 by company are as follows:

	Ecessa	IVDesk	Total

January 1, 2020	$—	$—	$—

Acquisition	1,341,000	745,000	2,086,000

December 31, 2020	$1,341,000	$745,000	$2,086,000

Gross goodwill	1,341,000	745,000	2,086,000
Accumulated impairment loss	—	—	—
Balance at December 31, 2020	$1,341,000	$745,000	$2,086,000

The fair value of goodwill of $745,000 and acquired identifiable intangible assets of $720,000 is provisional at December 31, 2020 depending on the final valuations for those assets.

The Company’s identifiable intangible assets with finite lives (excluding the provisional $720,000 related to IVDesk) are being amortized over their estimated useful lives and were as follows:

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net

Trade Name/Trademark/Internet Domain Assets	$90,000	$(5,000)	$85,000
Non-compete Agreements	80,000	(16,000)	64,000
Customer Relationships	290,000	(34,000)	256,000
Internally Developed Software	1,800,000	(150,000)	1,650,000
	$2,260,000	$(205,000)	$2,055,000

Amortization expense on these identifiable intangible assets was $205,000 and $0 in 2020 and 2019 respectively. The amortization expense is included in selling, general and administrative expenses. The estimated future amortization expense for identifiable intangible assets during the next five fiscal years is as follows:

Year Ending December 31:
2021	$351,000
2022	351,000
2023	335,000
2024	324,000
2025	290,000
Thereafter	404,000